Stockholders' Equity (Deficit) and Stock-Based Compensation - Schedule of Assumptions Used for Estimation of Fair Value of Options Granted to Employees (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.79%	0.82%	0.56%
Expected term (in years)	5 years	4 years 7 months 6 days	3 years 6 months
Volatility	44.80%	46.80%	48.00%
Expected dividends	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.67%	1.86%	1.23%
Expected term (in years)	6 years 6 months	6 years 6 months	6 years 6 months
Volatility	50.90%	54.70%	51.00%
Expected dividends	0.00%	0.00%	0.00%